SUBSEQUENT EVENTS (Detail) (USD $)	9 Months Ended	4 Months Ended	1 Months Ended	2 Months Ended	4 Months Ended
	Sep. 30, 2012 acre	Aug. 31, 2012 Subsequent Event [Member] Director [Member]	Oct. 31, 2012 Subsequent Event [Member]	Nov. 30, 2012 Subsequent Event [Member] acre	Aug. 31, 2012 Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Cash		250,000			5,531,798
Equity Issuance, Per Share Amount (in Dollars per share)					$ 0.70
Stock Repurchased During Period, Shares			20,000
Payments for Repurchase of Common Stock (in Dollars)	$ 9,126		$ 5,000
Gas and Oil Area, Developed, Gross (in Acres)	200			300
Stock Issued During Period, Shares, Restricted Stock Award, Gross				400,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)				280,000
Purchase Options, Land (in Dollars)				$ 920,000